Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
COMMITMENTS AND CONTINGENCIES
We have certain noncancelable operating lease commitments with lease terms greater than one year for property and computer equipment. The minimum commitments under these agreements at December 31, 2016, were as follows:

(millions)	Commitments
2017	$49.8
2018	45.1
2019	32.6
2020	17.0
2021	8.1
Thereafter	2.3
Total	$154.9

Some of the leases have options to renew at the end of the lease periods. The expense we incurred for the leases disclosed above, as well as other operating leases that may be cancelable or have terms less than one year, was:

(millions)	Expense
2016	$72.9
2015	66.6
2014	63.4

We also have certain noncancelable purchase obligations. The minimum commitment under these agreements at December 31, 2016, was $481.8 million.
During 2016, the insurance operations of ARX entered into several multiple-layer property catastrophe excess of loss reinsurance contracts with various reinsurers with terms ranging from one to three years. The minimum commitment under these contracts was $100.5 million at December 31, 2016.
As of December 31, 2016, we had no open investment funding commitments; we had no uncollateralized lines or letters of credit as of December 31, 2016 or 2015.